SIGNIFICANT ACCOUNTING POLICIES - Exchange rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES
Year end exchange rate	3,277.14	3,249.75	2,984.00
Average rate for the period ended at	3,282.39	2,956.55	2,951.21